QUALITY
CASH RESERVE
PRIME SHARES

SEMI-ANNUAL REPORT
September 30, 2000

FUND FEATURES
--------------------------------------------------------------------------------

O  DAILY DIVIDENDS
   The Fund declares dividends daily and distributes them monthly in the form of additional shares, unless you have elected to have dividends paid in cash.

O  CHECK REDEMPTION PRIVILEGE
   After completing an authorization form, you may redeem your shares by writing a check (in a minimum amount of $250) on your account. You will continue to earn dividends until your check reaches the bank for clearance.

O  NO SALES CHARGE AND IMMEDIATE LIQUIDITY
   You may buy or redeem shares in your account at any time. There is no sales charge or penalty imposed by the Fund for the purchase or redemption of shares (other fees and expenses do apply to a continued investment in the Fund and are described in the prospectus).

O  SEEKS A CONSTANT NET ASSET VALUE
   The Fund will attempt to maintain a constant net asset value of $1.00 per share and has done so since its inception of the Quality Cash Reserve Prime Shares on May 6, 1991. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. An investment in a money market fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

O  MINIMUM INVESTMENT
   The minimum initial investment is $1,500. Subsequent investments may be $100 or more.

   This report is prepared for the general information of shareholders of Quality Cash Reserve Prime Shares. It may be distributed only to current shareholders or to persons who have received a current prospectus.

   This Fund is not insured by theFDICand is not a deposit, obligation of or guaranteed by Deutsche Bank. The Fund is subject to investment risks, including possible loss of principal amount invested.

--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS

     We are pleased to report on the progress of your Fund for the six months ended September 30, 2000.

MARKET ACTIVITY
     TWO MAJOR FACTORS IMPACTED THE MONEY MARKETS OVER THE SEMI-ANNUAL PERIOD -- ONGOING STRENGTH OF THE US ECONOMY AND THE ACTIONS OF THE FEDERAL RESERVE BOARD. THESE FACTORS COMBINED TO PUSH YIELDS ON SHORT-TERM MONEY MARKET SECURITIES SIGNIFICANTLY HIGHER.

o The US economy continued to expand, causing fear that inflation may be imminent and that the Federal Reserve Board may continue its tightening cycle.

o In fact, the Federal Reserve Board followed up its three 1999 interest rate hikes and two first quarter 2000 rate hikes with another increase on May 16th, bringing the total increase to 1.75%. Since then, the Federal Reserve Board has chosen not to raise interest rates, primarily based on signs that the economy may be slowing. On September 30, 2000, the targeted federal funds rate stood at 6.50%.

INVESTMENT REVIEW
     We continue to manage the Fund conservatively, maintaining high portfolio quality, adjusting weighted average maturities in response to market conditions, and strictly limiting exposure to any particular issuer. Evidence of our insistence on these unusually high investment standards can be found in Standard & Poor's (S&P) rating of the portfolio of which Quality Cash Reserve Prime Shares is a class. The portfolio has received a "AAAm" rating*. This rating is the highest that S&P awards to money market funds.

     Our strategy in this Fund continued to be concentrated on investing in high quality issues. As of September 30, 2000, 62% of the Series was invested in securities rated A1+/P1 and 38% in securities rated A1/P1, by S&P and Moody's.

     The Series' performance can be attributed to the "barbell" strategy we instituted toward the end of 1999 and maintained throughout this semi-annual period. By combining a high percentage of floating rate notes, longer-dated securities, and short-

--------------------------------------------------------------------------------
                                   PERFORMANCE
                   (7-DAY CURRENT YIELD AT SEPTEMBER 30, 2000)
--------------------------------------------------------------------------------
   QUALITY CASH RESERVE PRIME SHARES                                   5.76%
   iMoneyNet-First Tier Retail Money Funds Average                     5.91%
--------------------------------------------------------------------------------
-------------
PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. Yields will fluctuate.
Money Fund Report Averages, a service of iMoneyNet, Inc., are averages for categories of similar money market funds. Averages do not reflect expenses, which have been deducted from the Fund's yield.

* Ratings are subject to change and do not remove market risk.

LETTER TO SHAREHOLDERS (CONCLUDED)
--------------------------------------------------------------------------------
term paper, we were able not only to take advantage of the steep yield curve but also to capture the higher yields that became available each time the Federal Reserve Board increased interest rates.

     As of September 30, 2000, 64.2% of the Series was invested in US commercial paper, 20.3% in corporate floating rate securities, 8.8% in euro time deposits, 1.8% in Yankee certificates of deposit, 1.8% in euro-dollar certificates of deposit, 2.0% in US certificates of deposit, 0.1% in US medium-term notes, 0.1% in interest-bearing commercial paper, and 0.9% in cash.

LOOKING AHEAD
     Going forward, we expect the "soft landing" scenario -- slower economic growth without inflation -- to play out. While the Federal Reserve Board seems to be on hold for now, the larger question for them may be whether or not this slowdown is temporary or if it is a longer lasting downturn. One key indicator to monitor will be oil prices, as the current higher prices are noticeably diminishing consumer purchasing power and slowing demand in the economy.

     In the Fund, then, since we do not feel the Federal Reserve Board will move rates for the next few months, we intend to manage the portfolio with a slightly longer duration than we did during the semi-annual period just ended. Of course, we will carefully monitor the economic numbers and inflation data to see whether or not the economic slowdown is long-standing. We will also continue to seek to concentrate the portfolios in very high quality credits and maintain our conservative investment strategies and standards for the foreseeable future.

     We continue to believe in the conservative approach that we apply to investing on behalf of the Fund and will continue to seek competitive yields for our shareholders.

     As always, we appreciate your continued support.

Sincerely,

/S/SIGNATURE DARLENE M. RASEL

Darlene M. Rasel
Portfolio Manager
September 30, 2000

QUALITY CASH RESERVE PRIME SHARES
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS                                       SEPTEMBER 30, 2000
(UNAUDITED)

                                              Rating
                                         ----------------       Par         Market
                                          S&P     Moody's      (000)         Value
-------------------------------------------------------------------------------------
-----------------------------
 Commercial Paper(a) -- 64.3%
-----------------------------
AIRCRAFT & AEROSPACE -- 2.0%
   BAE Systems Holdings Inc.:
      6.50%       11/20/00               A-1        P-1       $73,428  $  72,778,366
      6.48%       12/11/00               A-1        P-1        48,570     47,958,018
                                                                       -------------
                                                                         120,736,384
                                                                       -------------
ASSET BACKED COMMERCIAL PAPER-- 18.2%
   Asset Portfolio Funding Corporation:
      6.53%       10/16/00               A-1+       P-1        50,000     49,873,028
      6.70%       12/6/00                A-1+       P-1        40,000     39,516,111
   Bavaria TRR Corporation,
      6.52%       10/11/00               A-1        P-1        20,000     19,967,400
   Compass Securitization LLC:
      6.52%       10/10/00               A-1+       P-1        57,620     57,536,515
      6.55%       10/16/00               A-1+       P-1        12,600     12,567,905
      6.55%       10/18/00               A-1+       P-1        40,000     39,883,556
      6.52%       10/20/00               A-1+       P-1        14,261     14,214,509
      6.51%       11/10/00               A-1+       P-1        10,000      9,929,475
   Corporate Asset Funding Co., Inc.,
      6.50%       11/22/00               A-1+       P-1        50,000     49,539,583
   Corporate Receivables Corporation:
      6.56%       11/9/00                A-1+       P-1        30,000     29,792,267
      6.50%       11/21/00               A-1+       P-1        25,000     24,774,306
   Delaware Funding Corporation:
      6.57%       10/4/00                A-1+       P-1        40,000     39,985,400
      6.70%       10/4/00                A-1+       P-1        85,000     84,968,361
      6.50%       11/15/00               A-1+       P-1        30,000     29,761,667
   Moriarty Ltd.:
      6.56%       10/11/00               A-1+       P-1        25,000     24,959,000
      6.62%       1/24/01                A-1+       P-1        10,000      9,790,367
   Old Line Funding Corporation:
      6.51%       10/25/00               A-1+       P-1        33,641     33,501,081
      6.51%       10/26/00               A-1+       P-1        30,000     29,869,800
   Receivables Capital Corporation:
      6.51%       11/14/00               A-1+       P-1        20,000     19,844,483
      6.50%       11/17/00               A-1+       P-1        33,000     32,725,917
   Sheffield Receivables Corporation:
      6.51%       10/10/00               A-1+       P-1        50,000     49,927,667
      6.51%       10/17/00               A-1+       P-1        12,100     12,067,179
      6.52%       10/20/00               A-1+       P-1        30,000     29,902,200
      6.51%       10/23/00               A-1+       P-1        39,500     39,349,999
      6.50%       11/20/00               A-1+       P-1        40,000     39,646,111
      6.63%       1/8/01                 A-1+       P-1        57,800     56,756,806
      6.50%       3/2/01                 A-1+       P-1        10,000      9,727,361

QUALITY CASH RESERVE PRIME SHARES
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (CONTINUED)                          SEPTEMBER 30, 2000
(UNAUDITED)

                                             Rating
                                         ----------------       Par         Market
                                          S&P     Moody's      (000)         Value
-------------------------------------------------------------------------------------
----------------------------------------------
 COMMERCIAL PAPER (continued)
----------------------------------------------
ASSET BACKED COMMERCIAL PAPER (CONTINUED)
   Tulip Funding Corporation:
      6.55%       10/10/00               A-1+       P-1       $35,000 $   34,949,056
      6.52%       10/11/00               A-1+       P-1        25,000     24,959,250
      6.55%       10/25/00               A-1+       P-1        40,000     39,832,611
      6.53%       10/30/00               A-1+       P-1        25,000     24,873,028
      6.52%       11/27/00               A-1+       P-1        45,000     44,543,600
   Windmill Funding Corporation:
      6.54%       10/19/00               A-1+       P-1        30,000     29,907,350
      6.52%       10/20/00               A-1+       P-1        30,000     29,902,200
                                                                      --------------
                                                                       1,119,345,149
                                                                      --------------
AUTOMOBILES & TRUCKS-- 1.8%
   American Honda Finance Corporation,
      6.49%       11/20/00               A-1+       P-1        30,000     29,734,992
   General Motors Acceptance Corporation,
      6.51%       1/10/01                A-1        P-1        24,175     23,737,835
   Toyota Motor Credit Corporation:
      6.53%       10/20/00               A-1+       P-1        30,000     29,902,050
      6.48%       11/22/00               A-1+       P-1        17,500     17,339,350
   Volkswagen of America,
      6.50%       11/27/00               A-1        P-1        12,500     12,373,611
                                                                      --------------
                                                                         113,087,838
                                                                      --------------
BANKS -- 0.7%
   Danske Bank Corporation,
      6.68%       11/13/00               A-1        P-1        16,000     15,875,307
   Santander Finance Inc.,
      6.53%       2/5/01                 A-1        P-1        30,000     29,314,350
                                                                      --------------
                                                                          45,189,657
                                                                      --------------
BEVERAGES -- SOFT DRINKS -- 1.0%
   Coca Cola Enterprises Inc.:
      6.50%       11/21/00               A-1        P-1        40,000     39,638,889
      6.50%       12/14/00               A-1        P-1        25,000     24,670,486
                                                                      --------------
                                                                          64,309,375
                                                                      --------------
CONGLOMERATES -- 0.5%
   Honeywell International Inc.:
      6.50%       11/27/00               A-1        P-1        20,000     19,797,778
      6.47%       12/21/00               A-1        P-1        13,200     13,010,213
                                                                      --------------
                                                                          32,807,991
                                                                      --------------
COMPUTERS -- 0.8%
   Hewlett Packard Co.,
      6.50%       10/11/00               A-1+       P-1        48,000     47,922,000
                                                                      --------------

QUALITY CASH RESERVE PRIME SHARES
--------------------------------------------------------------------------------


                                             Rating
                                         ----------------       Par         Market
                                          S&P     Moody's      (000)         Value
-------------------------------------------------------------------------------------
--------------------------------
 COMMERCIAL PAPER (continued)
--------------------------------
CONSUMER PRODUCTS-- 2.7%
   Unilever Capital Corporation:
      6.52%       11/2/00                A-1        P-1       $40,000 $   39,775,422
      6.50%       11/3/00                A-1        P-1        70,000     69,595,556
      6.51%       11/3/00                A-1        P-1        60,000     59,652,800
                                                                      --------------
                                                                         169,023,778
                                                                      --------------
ELECTRICAL & ELECTRONICS -- 0.8%
   Invensys PLC,
      6.52%       11/9/00                A-1        P-2        20,000     19,862,356
   Motorola Inc.,
      6.55%       11/28/00               A-1        P-1        29,400     29,095,098
                                                                      --------------
                                                                          48,957,454
                                                                      --------------
FINANCE, CONSUMER-- 1.6%
   Associates First Capital Corporation:
      6.53%       1/19/01                A-1        P-1        17,000     16,663,886
      6.52%       2/23/01                A-1        P-1        20,000     19,478,400
   Citi Group Inc.,
      6.535%      11/14/00               A-1        P-1        40,000     39,687,772
   Fortis Funding LLC,
      6.51%       2/16/01                A-1+       P-1        20,800     20,284,697
                                                                      --------------
                                                                          96,114,755
                                                                      --------------
FINANCE, DIVERSIFIED-- 6.7%
   Associates Corporation of North America:
      6.53%       1/23/01                A-1        P-1        20,000     19,590,061
      6.53%       1/24/01                A-1        P-1        25,000     24,483,042
      6.53%       1/25/01                A-1        P-1        25,000     24,478,507
   Cregem North America, Inc.:
      6.54%       1/17/01                A-1        P-1        20,000     19,611,233
      6.54%       1/26/01                A-1        P-1        25,000     24,473,167
   General Electric Capital International Funding Inc.:
      6.54%       10/17/00               A-1+       P-1        24,000     23,934,600
      6.53%       1/25/01                A-1+       P-1         9,900      9,693,489
      6.52%       1/26/01                A-1+       P-1        25,000     24,474,778
      6.50%       2/13/01                A-1+       P-1        15,000     14,637,083
      6.51%       2/27/01                A-1+       P-1        45,000     43,795,650
   General Electric Capital Corporation:
      6.51%       10/27/00               A-1+       P-1        20,000     19,909,583
      6.52%       1/17/01                A-1+       P-1        40,000     39,224,844
      6.52%       1/26/01                A-1+       P-1        30,000     29,369,733
      6.50%       1/29/01                A-1+       P-1        40,000     39,140,556
      6.53%       2/8/01                 A-1+       P-1        40,000     39,064,033
      6.49%       2/22/01                A-1+       P-1        15,000     14,613,304
                                                                      --------------
                                                                         410,493,663
                                                                      --------------

QUALITY CASH RESERVE PRIME SHARES
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (CONTINUED)                          SEPTEMBER 30, 2000
(UNAUDITED)

                                             Rating
                                         ----------------       Par         Market
                                          S&P     Moody's      (000)         Value
-------------------------------------------------------------------------------------
-----------------------------------
 COMMERCIAL PAPER (continued)
-----------------------------------
FINANCIAL SERVICES-- 3.2%
   Credit Suisse First Boston Inc.:
      6.56%       1/24/01                A-1+       P-1       $35,000 $   34,272,933
      6.50%       3/13/01                A-1+       P-1        40,000     38,830,000
   Goldman Sachs & Co.,
      6.56%       1/19/01                A-1+       P-1        40,000     39,205,511
   Salomon Smith Barney Holdings Inc.:
      6.54%       10/10/00               A-1        P-1        50,000     49,927,333
      6.50%       10/20/00               A-1        P-1        33,000     32,892,750
                                                                      --------------
                                                                         195,128,527
                                                                      --------------
FOODS -- 0.8%
   Diageo PLC,
      6.52%       1/17/01                A-1        P-1        50,000     49,031,056
                                                                      --------------
HOLDING COMPANIES -- 2.0%
   Bank of America Corporation:
      6.26%       10/3/00                A-1        P-1        30,000     29,994,783
      6.68%       12/4/00                A-1        P-1        30,000     29,649,300
      6.57%       1/18/01                A-1        P-1        40,000     39,211,600
      6.50%       3/1/01                 A-1        P-1        25,000     24,322,917
                                                                      --------------
                                                                         123,178,600
                                                                      --------------
INSURANCE, PROPERTY AND CASUALTY -- 5.6%
   Aegon Funding Corporation:
      6.70%       10/2/00                A-1+       P-1        70,000     70,000,000
      6.20%       12/1/00                A-1+       P-1        30,000     29,690,000
      6.52%       2/13/01                A-1+       P-1        30,000     29,271,933
   Prudential Funding Corporation,
      6.50%       10/10/00               A-1        P-1        50,000     49,927,778
   Teachers Insurance and Annuity Association of America:
      6.70%       10/2/00                A-1+       P-1        60,000     60,000,000
      6.61%       10/6/00                A-1+       P-1        30,000     29,977,967
   Transamerica Finance Corporation:
      6.53%       10/17/00               A-1        P-1        43,700     43,581,100
      6.50%       11/10/00               A-1        P-1        15,000     14,894,375
      6.50%       12/12/00               A-1        P-1        18,520     18,282,584
                                                                      --------------
                                                                         345,625,737
                                                                      --------------
MACHINERY & MACHINE TOOLS -- 0.4%
   Illinois Tool Works Inc.,
      6.47%       12/12/00               A-1+       P-1        25,000     24,680,993
                                                                      --------------

QUALITY CASH RESERVE PRIME SHARES
--------------------------------------------------------------------------------


                                             Rating
                                         ----------------       Par         Market
                                          S&P     Moody's      (000)         Value
-------------------------------------------------------------------------------------
----------------------------------
 COMMERCIAL PAPER (continued)
----------------------------------
MINING -- 2.8%
   Rio Tinto America Inc.:
      6.50%       10/4/00                A-1+       P-1       $34,217 $   34,204,644
      6.51%       10/10/00               A-1+       P-1        30,000     29,956,600
      6.51%       11/6/00                A-1+       P-1        25,815     25,651,613
      6.51%       11/15/00               A-1+       P-1        50,000     49,602,167
      6.49%       11/22/00               A-1+       P-1        31,205     30,918,096
                                                                      --------------
                                                                         170,333,120
                                                                      --------------
PHARMACEUTICAL -- 1.6%
   Merck & Co., Inc.,
      6.68%       10/2/00                A-1+       P-1        15,007     15,007,000
   Pfizer, Inc.,
      6.48%       11/6/00                A-1+       P-1        25,000     24,842,500
   Pharmacia Corporation:
      6.50%       10/16/00               A-1        P-1        19,250     19,201,340
      6.50%       10/27/00               A-1        P-1        39,500     39,321,701
                                                                      --------------
                                                                          98,372,541
                                                                      --------------
PUBLISHING -- 0.1%
   Gannett Co., Inc.,
      6.49%       11/8/00                A-1+       P-1         6,200      6,158,644
                                                                      --------------
TELEPHONE -- 9.3% Alcatel S.A.:
      6.55%       11/3/00                A-1        P-1        33,000     32,807,867
      6.61%       2/7/01                 A-1        P-1        20,000     19,529,956
   AT & T Corporation:
      6.50%       1/25/01                A-1+       P-1        30,000     29,377,083
      6.51%       2/14/01                A-1+       P-1        30,000     29,267,625
   Bell Atlantic Financial Services Inc.,
      6.52%       10/11/00               A-1        P-1        30,000     29,951,100
   British Telecomunications PLC:
      6.27%       10/11/00               A-1+       P-1        20,000     19,968,650
      6.25%       10/12/00               A-1+       P-1        16,746     16,716,927
      6.71%       11/8/00                A-1+       P-1        17,000     16,882,761
      6.22%       12/4/00                A-1+       P-1        30,000     29,673,450
      6.52%       2/12/01                A-1+       P-1        20,000     19,518,244
   France Telecom S.A.:
      6.51%       10/12/00               A-1+       P-1        43,900     43,820,614
      6.49%       10/30/00               A-1+       P-1        54,200     53,926,410
      6.50%       11/9/00                A-1+       P-1        31,348     31,132,918
      6.52%       12/4/00                A-1+       P-1        35,000     34,600,650

QUALITY CASH RESERVE PRIME SHARES
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (CONTINUED)                          SEPTEMBER 30, 2000
(UNAUDITED)

                                             Rating
                                         ----------------       Par         Market
                                          S&P     Moody's      (000)         Value
-------------------------------------------------------------------------------------
--------------------------------
 COMMERCIAL PAPER (continued)
--------------------------------
TELEPHONE (CONTINUED)
   Verizon Global Funding:
      6.50%       10/6/00                A-1        P-1       $22,395 $   22,378,826
      6.50%       10/24/00               A-1        P-1        39,658     39,500,470
      6.49%       11/17/00               A-1        P-1        20,670     20,498,588
      6.49%       11/20/00               A-1        P-1        47,895     47,471,914
      6.49%       11/21/00               A-1        P-1        19,500     19,324,229
      6.49%       11/28/00               A-1        P-1        15,000     14,845,863
                                                                      --------------
                                                                         571,194,145
                                                                      --------------
UTILITIES -- 1.7%
   National Rural Utilities CFC:
      6.48%       11/29/00               A-1+       P-1        16,400     16,228,784
      6.22%       12/1/00                A-1+       P-1        25,000     24,740,833
      6.47%       3/14/01                A-1+       P-1        18,600     18,055,118
      6.45%       3/29/01                A-1+       P-1        48,000     46,469,200
                                                                      --------------
                                                                         105,493,935
                                                                      --------------
TOTAL COMMERCIAL PAPER (Amortized Cost $3,957,185,342)                 3,957,185,342
                                                                      --------------
----------------------------------
 FLOATING RATE - NOTE -- 20.3%
----------------------------------
   American Express Co.:
      6.582%      2/23/01                A-1        P-1        30,000     30,000,000
      6.59%       5/9/01                 A-1        P-1        25,000     25,000,000
   Associates Corporation of North America:
      6.564%      1/12/01                A-1        P-1        30,000     29,998,174
      6.523%      3/16/01                A-1        P-1        65,000     64,978,353
   AT & T Corporation:
      6.56%       3/8/01                 A-1+       P-1        60,000     59,994,985
      6.63%       6/14/01                A-1+       P-1        15,000     14,997,044
   Bank of America Corporation,
      6.73%       1/25/01                A-1        P-1        35,000     35,000,000
   Bayerishe Hypotheka Vereinsbank,
      6.537%      2/26/01                A-1+       P-1        50,000     49,990,145
   Bayerische Landesbank Girozentrale:
      6.585%      11/9/00                A-1+       P-1        40,000     39,998,892
      6.54%       2/28/01                A-1+       P-1        40,000     39,992,029
      6.541%      3/1/01                 A-1+       P-1        40,000     39,991,961
   Chase Manhattan Corporation:
      7.002%      11/2/00                A-1        P-1        35,000     35,009,643
      6.94%       11/17/00               A-1        P-1        15,000     15,005,496
   Commerzbank A.G.:
      6.564%      4/20/01                A-1+       P-1        25,000     24,995,967
      6.571%      4/26/01                A-1+       P-1        25,000     24,995,852
   Compass Securitization LLC,
      6.603%      10/16/00               A-1+       P-1        25,000     24,999,858

QUALITY CASH RESERVE PRIME SHARES
--------------------------------------------------------------------------------


                                             Rating
                                         ----------------       Par         Market
                                          S&P     Moody's      (000)         Value
-------------------------------------------------------------------------------------
---------------------------------
 FLOATING RATE- NOTE (continued)
---------------------------------
   Credit Agricole Indosuez S.A.,
      6.61%       11/8/00                A-1+       P-1       $35,000 $   34,999,965
   Credit Suisse First Boston, Inc.,
      6.68%       2/20/01                A-1+       P-1        30,000     29,998,854
   Federal National Mortgage Association:
      6.45%       11/17/00               A-1        P-1        10,000      9,998,630
      6.461%      11/22/00               A-1        P-1        15,000     14,998,328
   Ford Motor Credit Co.,
      6.64%       11/22/00               A-1        P-1        35,000     35,000,147
   Goldman Sachs Group, Inc.,
      6.898%      1/25/01                A-1+       P-1        40,000     40,022,924
   J.P. Morgan Securities, Inc.,
      6.613%      3/16/01                A-1        P-1        60,000     60,000,000
   John Deere B.V.,
      6.643%      10/20/00               A-1        P-1        15,000     15,002,329
   Merrill Lynch & Co. Inc.:
      7.03%       1/12/01                A-1        P-1        35,000     35,033,574
      6.603%      4/17/01                A-1        P-1        50,000     49,997,130
      6.603%      4/18/01                A-1        P-1        30,000     29,998,405
      6.81%       9/10/01                A-1        P-1        20,000     20,013,858
   Morgan Stanley Dean Witter & Co.:
      6.21%       12/18/00               A-1+       P-1        30,000     30,000,000
      6.775%      1/29/01                A-1+       P-1        55,000     55,000,000
      6.603%      3/16/01                A-1+       P-1        55,000     55,000,000
   National Rural Utilities CFC,
      6.62%       6/15/01                A-1+       P-1        13,000     13,000,000
   SBC Communications Inc.:
      6.661%      5/1/01                 A-1+       P-1        30,000     30,000,000
      6.63%       5/15/01                A-1+       P-1        15,000     14,999,099
   Societe Generale,
      6.568%      1/19/01                A-1+       P-1        45,000     44,992,030
   West Deutsche Landesbank Girozentrale,
      6.542%      2/26/01                A-1+       P-1        55,000     54,989,159
   Westpac Banking Corporation,
      6.61%       9/13/01                A-1+       P-1        25,000     24,996,509
                                                                      --------------
TOTAL FLOATING RATE - NOTE (Amortized Cost $1,252,989,340)             1,252,989,340
                                                                      --------------
--------------------------------
 CERTIFICATE OF DEPOSIT -- 2.0%
--------------------------------
   Bank of America N.A.,
      6.67%       10/6/00                A-1+       P-1        20,000     20,000,000
      6.87%       1/19/01                A-1+       P-1        30,000     30,000,000
   First Union National Bank of N.C.,
      6.95%       10/23/00               A-1        P-1        31,000     31,000,000

QUALITY CASH RESERVE PRIME SHARES
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (CONCLUDED)                           SEPTEMBER 30, 2000
(UNAUDITED)

                                             Rating
                                         ----------------       Par         Market
                                          S&P     Moody's      (000)         Value
-------------------------------------------------------------------------------------
----------------------------------------
 CERTIFICATE OF DEPOSIT -- (continued)
----------------------------------------
   Suntrust Bank Inc.,
      6.64%       10/10/00               A-1        P-1       $40,000 $   40,000,000
                                                                      --------------
TOTAL CERTIFICATE OF DEPOSIT  (Amortized Cost $121,000,000)              121,000,000
                                                                      --------------
--------------------------------------
 Euro Time Deposit-Cayman -- 8.8%
--------------------------------------
   Banca Commerciale Italiana Spa,
      6.69%       1/29/01                A-1        P-1        25,000     25,000,000
   Banque Bruxelles Lambert,
      6.50%       10/6/00                A-1+       P-1        25,000     25,000,000
   Bayerishe Hypotheka Vereinsbank:
      6.75%       2/26/01                A-1+       P-1        45,000     45,000,000
      6.92%       3/26/01                A-1+       P-1        25,000     25,000,000
   Commerzbank A.G.,
      7.04%       11/20/00               A-1+       P-1        30,000     30,000,000
   Credit Agricole Indosuez S.A.,
      6.67%       10/13/00               A-1+       P-1        50,000     50,000,000
   Credit Commercial De France,
      6.70%       2/28/01                A-1        P-1        40,000     40,000,000
   Dexia Public Finance Bank S.A.,
      6.68%       11/3/00                A-1+       P-1        40,000     40,000,000
   First Union National Bank of N.C.,
      6.97%       10/26/00               A-1        P-1        25,000     25,000,000
   ING Bank N.V.,
      6.60%       12/7/00                A-1+       P-1        25,000     25,000,000
   Landesbank Baden Wurttemberg:
      6.68%       10/13/00               A-1+       P-1        50,000     50,000,000
      6.75%       2/28/01                A-1+       P-1        40,000     40,000,000
   Norddeutsche Landesbank Girozentrale,
      6.70%       1/19/01                A-1+       P-1        40,000     40,000,000
   Paribas SA,
      6.50%       10/6/00                A-1        P-1        40,000     40,000,000
   Suntrust Bank Inc.,
      6.625%      10/2/00                A-1        P-1        16,480     16,480,000
   Wells Fargo Bank
      6.71%       1/16/01                A-1+       P-1        25,000     25,000,000
                                                                      --------------
TOTAL EURO TIME DEPOSIT-CAYMAN (Amortized Cost $541,480,000)             541,480,000
                                                                      --------------
-------------------
 FNMA -- 0.1%
-------------------
   Federal National Mortgage Association,
      6.35%       2/2/01                 A-1+       P-1         5,000      4,998,219
                                                                      --------------
TOTAL FNMA (Amortized Cost $4,998,219)                                     4,998,219
                                                                      --------------

QUALITY CASH RESERVE PRIME SHARES
--------------------------------------------------------------------------------


                                             Rating
                                         ----------------       Par         Market
                                          S&P     Moody's      (000)         Value
-------------------------------------------------------------------------------------
--------------------------------------------
 EURODOLLAR CERTIFICATES OF DEPOSIT -- 1.8%
--------------------------------------------
   Bank Austria A.G.,
      6.69%       10/24/00               A-1+       P-1       $30,000 $   30,000,677
   Landesbank Baden Wurttemberg,
      6.65%       10/31/00               A-1+       P-1        30,000     30,000,000
   Norddeutsche Landesbank Girozentrale,
      6.82%       1/8/01                 A-1+       P-1        25,000     25,001,323
   Svenska Handelsbanken Inc.,
      6.60%       12/29/00               A-1        P-1        25,000     25,000,601
                                                                      --------------
TOTAL EURODOLLAR CERTIFICATES OF DEPOSIT (Amortized
   Cost $110,002,601)                                                    110,002,601
                                                                      --------------
------------------------------------------
 YANKEE CERTIFICATES OF DEPOSIT -- 1.8%
------------------------------------------
   Bank Austria A.G.,
      6.55%       2/1/01                 A-1+       P-1        10,000      9,998,412
   Bank of Nova Scotia,
      6.742%      2/16/01                A-1        P-1        23,000     22,996,302
   BNP Paribas,
      6.70%       2/20/01                A-1        P-1        20,000     19,996,335
   Bayerishe Hypotheka Vereinsbank,
      6.77%       2/22/01                A-1+       P-1        20,000     19,996,285
   Commerzbank A.G.,
      6.70%       2/20/01                A-1+       P-1        15,000     14,997,252
   Svenska Handelsbanken Inc.,
      6.77%       3/21/01                A-1        P-1        25,000     24,995,583
                                                                      --------------
TOTAL YANKEE CERTIFICATES OF DEPOSIT (Amortized Cost $112,980,169)       112,980,169
                                                                      --------------
TOTAL INVESTMENTS (Amortized Cost $6,100,635,671)               99.1% $6,100,635,671
OTHER ASSETS INEXCESSOFLIABILITIES                               0.9      59,874,340
                                                               -----  --------------
NET ASSETS                                                     100.0% $6,160,510,011
                                                               =====  ==============

----------------------------
a Most commercial paper is traded on a discount basis. In such cases, the interest rate shown represents the yield at time of purchase by the Fund.

MOODY'S RATINGS:
  P-1 Commercial paper bearing this designation is of the best quality.
  P-2 Commercial paper bearing this designation have a strong ability for repayment of senior short-term debt obligations.

S&P RATINGS:
  A-1 Commercial  paper  that has a strong  degree  of safety  regarding  timely
      payment.   Those  issues   determined   to  possess  very  strong   safety
      characteristics are denoted with a plus (+) sign.

         A DETAILED DESCRIPTION OF THE ABOVE RATINGS CAN BE FOUND IN THE
                   FUND'S STATEMENT OF ADDITIONAL INFORMATION.

SEE NOTES TO FINANCIAL STATEMENTS

QUALITY CASH RESERVE PRIME SHARES
--------------------------------------------------------------------------------
STATEMENT OF ASSETS ANDLIABILITIES
(UNAUDITED)

                                                                   For the Six
                                                                  Months Ended
                                                                  September 30,
--------------------------------------------------------------------------------
                                                                         2000
ASSETS:
   Investments, at value                                        $6,100,635,671
   Receivable for securities sold                                   48,551,000
   Receivable for capital shares sold                                2,504,125
   Interest receivable                                              19,799,732
   Prepaid expenses and other assets                                 1,021,506
                                                                --------------
     Total assets                                                6,172,512,034
                                                                --------------
LIABILITIES:
   Payable for capital shares redeemed                                  12,150
   Incomedividend payable                                            7,976,585
   Accrued expenses and other liabilities                            4,013,288
                                                                --------------
     Total liabilities                                              12,002,023
                                                                --------------
Net assets                                                      $6,160,510,011
                                                                --------------
NET ASSETS CONSIST OF:
   Paid-in capital                                               6,160,403,240
   Accumulated net investment income (loss)                             95,209
   Accumulated net realized gain (loss) on investment
     transactions                                                       11,562
                                                                --------------
Net assets                                                      $6,160,510,011
                                                                ==============
Shares outstanding                                              $6,160,400,569
                                                                ==============
Net assets value                                                $         1.00
                                                                ==============



SEE NOTES TO FINANCIAL STATEMENTS.

QUALITY CASH RESERVE PRIME SHARES
--------------------------------------------------------------------------------
STATEMENT OF ASSETS ANDLIABILITIES (CONTINUED)
(UNAUDITED)

                                                              For the Six
                                                             Months Ended
                                                             September 30,
--------------------------------------------------------------------------------
                                                                 2000
COMPUTATION OF NET ASSET VALUE, REDEMPTION PRICE AND
   OFFERING PRICE PER SHARE:
   Deutsche Banc Alex. Brown Cash Reserve Prime Shares
     Net assets                                             $5,582,133,030
                                                            ==============
     Shares Outstanding                                      5,582,035,613
                                                            ==============
     Net asset value                                        $         1.00
                                                            ==============
   Deutsche Banc Alex. Brown Cash Reserve Prime
    Institutional Shares
     Net assets                                             $  511,680,955
                                                            ==============
     Shares Outstanding                                        511,676,824
                                                            ==============
     Net asset value                                        $         1.00
                                                            ==============
   Flag Investors Class A Shares
     Net assets                                             $   10,138,930
                                                            ==============
     Shares Outstanding                                         10,138,366
                                                            ==============
     Net asset value                                        $         1.00
                                                            ==============
   Flag Investors Class B Shares
     Net assets                                             $    4,281,153
                                                            ==============
     Shares Outstanding                                          4,280,954
                                                            ==============
     Net asset value                                        $         1.00
                                                            ==============
   Flag Investors Class C Shares
     Net assets                                             $      536,737
                                                            ==============
     Shares Outstanding                                            536,929
                                                            ==============
     Net asset value                                        $         1.00
                                                            ==============
   Quality Cash Reserve Shares
     Net assets                                             $   51,739,206
                                                            ==============
     Shares Outstanding                                         51,731,883
                                                            ==============
     Net asset value                                        $         1.00
                                                            ==============



SEE NOTES TO FINANCIAL STATEMENTS.

QUALITY CASH RESERVE PRIME SHARES
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
(UNAUDITED)

                                                                   For the Six
                                                                  Months Ended
                                                                  September 30,
--------------------------------------------------------------------------------
                                                                         2000
INVESTMENT INCOME:
   Interest income                                                 $196,690,888
                                                                   ------------
EXPENSES:
   Investment advisory fees                                           7,654,219
   Distribution fees:
     Deutsche Banc Alex. Brown Cash Reserve Prime                     7,061,696
     Flag Investors Class A Shares                                       19,591
     Flag Investors Class B Shares                                       14,358
     Flag Investors Class C Shares                                        1,393
     Quality Cash Reserve Shares                                        188,826
   Registration fees                                                    235,793
   Accounting fees                                                       94,902
   Professional fees                                                     77,027
   Transfer agent fees                                                1,854,563
   Custodian fees                                                       211,418
   Directors' fees                                                       81,565
   Shareholder service fees                                           1,354,692
   Miscellaneous                                                        116,289
                                                                   ------------
        Total expenses                                               18,966,332
                                                                   ------------
Net investment income                                               177,724,556
                                                                   ------------
Net realized loss from securities transactions                          (11,811)
                                                                   ------------
Net increase in net assets resulting from operations               $177,712,745
                                                                   ============



SEE NOTES TO FINANCIAL STATEMENTS.

QUALITY CASH RESERVE PRIME SHARES
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                               For the Six            For the
                                              Months Ended          Year Ended
                                              September 30,          March 31,
--------------------------------------------------------------------------------
                                                  20001                2000
                                              ------------          -----------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
   Net investment income                      $  177,724,556     $  233,249,832
   Net realized gain (loss) from
     securities transactions                         (11,811)            23,373
                                              --------------     --------------
   Net increase in net assets resulting
     from operations                             177,712,745        233,273,205
                                              --------------     --------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income:
     Deutsche Banc Alex. Brown Cash
        Reserve Prime Shares                    (158,839,177)      (204,114,790)
     Deutsche Banc Alex. Brown Cash
        Reserve Prime Institutional
        Shares                                   (16,591,158)       (24,839,929)
     Flag Investors Class A Shares                  (444,892)          (729,448)
     Flag Investors Class B Shares                   (98,177)          (154,996)
     Flag Investors Class C Shares                    (9,951)            (2,633)
     Quality Cash Reserve Shares                  (1,741,354)        (3,408,016)
                                              --------------     --------------
     Total distributions                        (177,724,709)      (233,249,812)
                                              --------------     --------------
CAPITAL SHARE TRANSACTIONS, NET                 (344,339,274)     2,291,071,504
                                              --------------     --------------
   Total increase (decrease) in net assets      (344,351,238)     2,291,094,897
NET ASSETS:
   Beginning of period                         6,504,861,249      4,213,766,352
                                              --------------     --------------
   End of period                              $6,160,510,011     $6,504,861,249
                                              ==============     ==============

--------------
1 Unaudited.

SEE NOTES TO FINANCIAL STATEMENTS.

QUALITY CASH RESERVE PRIME SHARES
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
(FOR SHARES OUTSTANDING THROUGHOUT EACH PERIOD)

                                                      For the Six
                                                     Months Ended
                                                    September 30,          For the Years Ended March 31,
---------------------------------------------------------------------------------------------------------------------
                                                         20001              2000             1999          1998
PER SHARE OPERATING PERFORMANCE:
   Net asset value at beginning of period             $      1.00      $      1.00      $      1.00     $       1.00
                                                      -----------      -----------      -----------     ------------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income                                   0.0279           0.0447           0.0444           0.0465
LESS DISTRIBUTIONS:
   Dividends from net investment income                   (0.0279)         (0.0447)         (0.0444)         (0.0465)
                                                      -----------      -----------      -----------     ------------
   Net asset value at end of period                   $      1.00      $      1.00      $      1.00     $       1.00
                                                      ===========      ===========      ===========     ============
TOTAL RETURN                                                 2.82%            4.57%            4.53%            4.75%
RATIOS TO AVERAGE NET ASSETS:
   Expenses after waiver                                     0.97%2           0.96%            0.92%            0.96%
   Expenses before waiver                                    0.97%2           0.96%            0.97%            1.02%
   Net investment income                                     5.54%2           4.56%            4.44%            4.66%
SUPPLEMENTAL DATA:
   Net assets at end of period                        $51,739,206      $74,505,413      $81,944,555     $226,978,689
   Number of shares outstanding at end of period       51,731,883       74,498,534       81,938,027      226,978,007


------------
1 Unaudited.
2 Annualized.


16
SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------


                                                      For the Years Ended March 31,
-----------------------------------------------------------------------------------------
                                                             1997            1996
PER SHARE OPERATING PERFORMANCE:
   Net asset value at beginning of period              $       1.00     $       1.00
                                                       ------------     ------------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income . .                                 0.0449           0.0493
LESS DISTRIBUTIONS:
   Dividends from net investment income                     (0.0449)         (0.0493)
                                                       ------------     ------------
   Net asset value at end of period                    $       1.00     $       1.00
                                                       ============     ============
TOTAL RETURN                                                   4.59%            5.04%
RATIOS TO AVERAGE NET ASSETS:
   Expenses after waiver                                       0.91%            0.90%
   Expenses before waiver                                      0.98%            0.95%
   Net investment income                                       4.50%            4.91%
SUPPLEMENTAL DATA:
   Net assets at end of period                         $197,370,530     $156,412,213
   Number of shares outstanding at end of period        197,369,848      156,412,393

QUALITY CASH RESERVE PRIME SHARES
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

NOTE 1 -- ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
     Deutsche Banc Alex. Brown Cash Reserve Fund, Inc. (the "Fund") began operations August 11, 1981. The Fund is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. Its objective is to seek as high a level of current income as is consistent with preservation of capital and liquidity.

     The Fund consists of three portfolios: the Prime Series, the Treasury Series and the Tax-Free Series. The Prime Series consists of six classes:
Deutsche Banc Alex. Brown Cash Reserve Prime Shares ("Prime Shares"), Flag Investors Cash Reserve Prime Shares Class A Shares ("Flag Investors Class A Shares"), Flag Investors Cash Reserve Prime Shares Class B Shares ("Flag Investors Class B Shares"), Flag Investors Cash Reserve Prime Shares Class C Shares ("Flag Investors Class C Shares"), Quality Cash Reserve Prime Shares ("Quality Cash Shares") and Deutsche Banc Alex. Brown Cash Reserve Prime Institutional Shares ("Prime Institutional Shares"). Shareholders can vote only on issues that affect the share classes they own. These financial statements present the Prime Series.

     When preparing the Fund's financial statements, management makes estimates and assumptions to comply with accounting principles generally accepted in the United States. These estimates affect 1) the assets and liabilities that we report at the date of the financial statements; 2) the contingent assets and liabilities that we disclose at the date of the financial statements; and 3) the revenues and expenses that we report for the period. Our estimates could be different from the actual results. The Fund's significant accounting policies are:

     A. VALUATION OF SECURITIES -- Each portfolio has a weighted average maturity of 90 days or less. The Fund values portfolio securities on the basis of amortized cost, which is in accordance with Rule 2a-7 of the Investment Company Act of 1940 and, which approximates market value. Using this method, the Fund initially values a security at its purchased cost. The Fund then values the investment at amortized cost assuming a constant amortization to maturity of any discount or premium.

     B. REPURCHASE AGREEMENTS -- The Prime Series may enter into tri-party repurchase agreements with broker-dealers and domestic banks. A repurchase agreement is a short-term investment in which the Fund buys a debt security that the broker agrees to repurchase at a set time and price. The third party, which is the broker's custodial bank, holds the collateral in a separate account until the repurchase agreement matures. The agreement ensures that the collateral's market value, including any accrued interest, is sufficient if the broker defaults. The Fund's access to the collateral may be delayed or limited if the broker defaults and the value of the collateral declines or if the broker enters into an insolvency proceeding.

QUALITY CASH RESERVE PRIME SHARES
--------------------------------------------------------------------------------



NOTE 1 (CONCLUDED)
    C. FEDERAL INCOME TAXES -- The Fund is organized as a regulated investment company. As long as it maintains this status and distributes to its shareholders substantially all of its taxable net investment income and net realized capital gains, it will be exempt from most, if not all, federal income and excise taxes. As a result, the Fund has made no provisions for federal income taxes. Each portfolio is treated as a separate entity for federal income tax purposes.

            The Fund determines its distributions according to income tax regulations, which may be different from accounting principles generally accepted in the United States. As a result, the Fund occasionally makes reclassifications within its capital accounts to reflect income and gains that are available for distribution under income tax regulations.

     D. SECURITIES TRANSACTIONS, INVESTMENT INCOME AND DISTRIBUTIONS -- The Fund uses the trade date to account for securities transactions and the specific identification method for financial reporting and income tax purposes to determine the gain or loss on investments sold or redeemed. Interest income is recorded on an accrual basis and includes amortization of premiums and accretion of discounts. Dividends to shareholders are declared daily. Dividend distributions or reinvestments are made monthly.

     E. EXPENSES -- Operating expenses for each share class are recorded on an accrual basis, and are charged to that class' operations. If a Fund expense cannot be directly attributed to a share class, the expense is prorated among the classes that the expense affects and is based on the classes' relative net assets.

NOTE 2 -- INVESTMENT ADVISORY FEES, TRANSACTIONS WITH AFFILIATES AND
OTHER FEES
     Investment Company Capital Corp. ("ICCC"), an indirect wholly owned subsidiary of Deutsche Bank AG, is the investment advisor to each series. Under the terms of the investment advisory agreement, the Fund pays ICCC a fee, calculated daily and paid monthly, at the following annual rates based upon the Fund's aggregate average daily net assets: .30% of the first $500 million, .26% of the next $500 million, .25% of the next $500 million, .24% of the next $1 billion, .23% of the next $1 billion and .22% of the amount over $3.5 billion. The Prime Series pays an additional fee that is calculated daily and paid monthly at the annual rate of .02% of its average daily net assets.

     ICCC also provides accounting services to the Fund. As compensation for these services, the Prime Series pays ICCC an annual fee that is calculated daily and paid monthly from its average daily net assets. The Prime Series paid $94,902 for accounting services for the six months ended September 30, 2000.

QUALITY CASH RESERVE PRIME SHARES
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

NOTE 2 (CONCLUDED)
     ICCC also provides transfer agency services to the Fund. As compensation for its transfer agent services, the Prime Series pays ICCC a per account fee that is calculated and paid monthly. The Prime Series paid $1,854,563, to ICCC for transfer agency services for the six months ended September 30, 2000.

     ICC Distributors, Inc. ("ICC Distributors"), provides distribution services to the Fund. As compensation for these services, the Quality Cash Shares pay ICC Distributors an annual fee equal to 0.60% of the aggregate average daily net assets or $188,826 for the six months ended September 30, 2000.

     ICCC may voluntarily waive a portion of its advisory or distribution fees for the Prime Series to preserve or enhance performance.

     The Fund's complex offers a retirement plan for eligible Directors. The actuarially computed pension expense/(credit) allocated to the Fund for the six months ended September 30, 2000 was $(21,859) for the Prime Series. The accrued liability at September 30, 2000 was $151,393 for the Prime Series.

QUALITY CASH RESERVE PRIME SHARES
--------------------------------------------------------------------------------


NOTE 3 -- CAPITAL STOCK AND SHARE INFORMATION
     The Fund is authorized to issue up to 12.81 billion shares of $.001 par value capital stock (8.66 billion Prime Series, 1.55 billion Treasury Series,
2.25 billion Tax-Free Series and 350 million undesignated). Transactions in shares of the Prime Series were as follows:

                                                 For the Six            For the
                                                Months Ended          Year Ended
                                             September 30, 20001    March 31, 2000
                                            --------------------    --------------
PRIME SERIES:
   SOLD:
     Prime Shares                             18,614,210,956        35,722,744,712
     Flag Investors Class A Shares               201,891,502           333,773,644
     Flag Investors Class B Shares                 8,087,180            10,774,115
     Flag Investors Class C Shares                   680,321             1,047,381
     Prime Institutional Shares                5,702,187,295         8,800,227,522
     Quality Cash Shares                         141,973,604           430,807,975
   ISSUED AS REINVESTMENT OF DIVIDENDS:
     Prime Shares                                148,110,433           191,935,470
     Flag Investors Class A Shares                   295,647               564,622
     Flag Investors Class B Shares                    84,279               131,700
     Flag Investors Class C Shares                     6,669                 1,722
     Prime Institutional Shares                   13,712,696            19,239,279
     Quality Cash Shares                           1,651,536             3,348,365
   REDEEMED:
     Prime Shares                            (18,952,797,142)      (33,870,074,943)
     Flag Investors Class A Shares              (208,262,582)         (331,152,236)
     Flag Investors Class B Shares                (6,870,001)          (10,282,099)
     Flag Investors Class C Shares                  (928,576)             (270,588)
     Prime Institutional Shares               (5,841,981,300)       (8,570,149,304)
     Quality Cash Shares                        (166,391,791)         (441,595,833)
                                             ---------------       ----------------
        Net increase (decrease)                 (344,339,274)        2,291,071,504
                                             ===============       ================

--------------
1 Unaudited.

                      [THIS PAGE INTENTIONALLY LEFT BLANK.]

                      [THIS PAGE INTENTIONALLY LEFT BLANK.]

                      [THIS PAGE INTENTIONALLY LEFT BLANK.]

BOARD OF DIRECTORS
--------------------------------------------------------------------------------
             RICHARD T. HALE                            EUGENE J. McDONALD
                CHAIRMAN                                     DIRECTOR

             RICHARD R. BURT                             REBECCA W. RIMEL
                DIRECTOR                                     DIRECTOR

           JOSEPH R. HARDIMAN                            TRUMAN T. SEMANS
                DIRECTOR                                     DIRECTOR

              LOUIS E. LEVY                             ROBERT H. WADSWORTH
                DIRECTOR                                     Director


OFFICERS
--------------------------------------------------------------------------------
                               CARL W. VOGT, Esq.
                                    PRESIDENT

                                Charles A. Rizzo
                                    TREASURER

                                  Amy M. Olmert
                                    SECRETARY

                                Daniel O. Hirsch
                               ASSISTANT SECRETARY

--------------------------------------------------------------------------------

                                   DISTRIBUTOR
                             ICC DISTRIBUTORS, INC.
                               Two Portland Square
                               Portland, ME 04101
                                 (207) 879-6200

                               INVESTMENT ADVISOR
                        INVESTMENT COMPANY CAPITAL CORP.
                                One South Street
                               Baltimore, MD 21202

                                    CUSTODIAN
                              BANKERS TRUST COMPANY
                               130 Liberty Street
                               New York, NY 10006

                                 TRANSFER AGENT
                        INVESTMENT COMPANY CAPITAL CORP.
                                One South Street
                               Baltimore, MD 21202
                                 (800) 553-8080

                             INDEPENDENT ACCOUNTANTS
                           PRICEWATERHOUSECOOPERS LLP
                              250 West Pratt Street
                               Baltimore, MD 21201

QUALITY CASH RESERVE PRIME SHARES                          Bulk Rate
P.O. Box 1346                                            U.S. Postage
Baltimore, MD 21203                                          PAID
                                                        Farmingdale, NY
                                                        Permit No. 225